Financial Instruments Risks - Sensitivity of the Economic Value SEV (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Sensitivity Of The Economic Value Given A Variation Of 100 Basis Points [Abstract]
Closing	1.09%	0.62%
Minimum	0.67%	0.62%
Maximum	1.09%	1.42%
Average	0.79%	1.00%